Cover	Sep. 29, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 29, 2026
Entity File Number	0-23354
Entity Registrant Name	FLEX LTD.
Entity Central Index Key	0000866374
Entity Tax Identification Number	98-1773351
Entity Incorporation, State or Country Code	U0
Entity Address, Address Line One	12515-8 Research Blvd
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78759
City Area Code	512
Local Phone Number	425-7929
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, No Par Value
Trading Symbol	FLEX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false